ACCOUNTS RECEIVABLE, NET (Details)	12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Accounts receivable					¥ 55,427,300	¥ 53,153,164
Less: allowance for doubtful accounts		¥ (5,003,118)	¥ (4,688,433)	¥ (35,005,069)	(4,875,266)	(5,003,118)
Accounts receivable, net	$ 7,839,956				¥ 50,552,034	¥ 48,150,046
Activity in allowance for doubtful accounts for accounts receivable
Beginning allowance for doubtful accounts		5,003,118	4,688,433	35,005,069
Additions charged to (reversal of) provision for doubtful accounts	$ (19,828)	(127,852)	845,965	(3,738,232)
Write-off of accounts receivable			(531,280)	(26,578,404)
Ending allowance for doubtful accounts		¥ 4,875,266	¥ 5,003,118	¥ 4,688,433